ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	6 Months Ended
Mar. 31, 2025
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

The components of accrued expenses and other current liabilities are as follows:

	As of September 30, 2024	As of March 31, 2025
	RMB	RMB
Salary and welfare payable	385,332	342,889
Accrued liabilities to suppliers	94,510,610	110,670,068
Other tax payable	10,461,217	13,099,309
Supplier deposit for quality	2,305,592	3,088,604
Service fee	58,320	-
Others	1,146,400	1,115,781
Total	108,867,471	128,316,651